Shareholders' Equity - Summary of Common Shares Outstanding (Details 3)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Roll forward of common shares outstanding
Balance at the beginning of the year	33,558,864	33,433,128
Repurchases	(460,496)	(419,190)
Stock option issuances	101,350	266,043
Restricted stock issued		278,883
Balance at the end of the period	33,392,060	33,558,864